Federated Global Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)
CLASS R6 SHARES (TICKER FSBLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2018
The following changes are effective immediately.
Under “Fund Management,” please delete all references to Randy O'Toole and add the following:
“Qun Liu, CFA, Portfolio Manager and Senior Quantitative Analyst, has managed the Fund since June 2018.”
June 15, 2018
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454378 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Federated Global Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)
CLASS R6 SHARES (TICKER FSBLX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2018
The following changes are effective immediately.
1. Under “Fund Management,” please delete all references to Randy O'Toole and add the following:
“Qun Liu, CFA, Portfolio Manager and Senior Quantitative Analyst, has managed the Fund since June 2018.”
2. Under “Who Manages the Fund?,” in the section “Portfolio Management Information,” please delete all references to Randy O'Toole and add the following:
“Qun Liu
Qun Liu, CFA, Portfolio Manager and Senior Quantitative Analyst, has managed the Fund since June 2018. Ms. Liu is jointly responsible for the asset allocation and U.S. and non-U.S. security selection of the Fund. She has been with Federated since 2012; has worked in investment management since 2005; and has managed investment portfolios since 2018. Education: B.S., Ocean University of China; M.S., The Ohio State University; M.B.A., University of Chicago, Graduate School of Business.”
June 15, 2018
Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454379 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Federated Global Allocation Fund
CLASS A SHARES (TICKER FSTBX)
CLASS B SHARES (TICKER FSBBX)
CLASS C SHARES (TICKER FSBCX)
CLASS R SHARES (TICKER FSBKX)
INSTITUTIONAL SHARES (TICKER SBFIX)
CLASS R6 SHARES (TICKER FSBLX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2018
The following changes are effective immediately.
Under “Portfolio Manager Information,” in the section “Who Manages and Provides Services to the Fund?,” please remove all references to Randy O'Toole and add the following:
“The following information for Qun Liu is provided as of May 31, 2018.
Qun Liu, Portfolio Manager
Types of Accounts Managed by Qun Liu	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0 / $0
Other Pooled Investment Vehicles	0 / $0
Other Accounts	0 / $0

*	None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Qun Liu is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role. IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus a designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
The allocation or weighting given to the performance of the Fund when Ms. Liu's compensation is calculated may be equal or can vary. For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one IPP group (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP group. At the account level, the full weighting is assigned to the Fund (but can be adjusted periodically). Additionally, a portion of Ms. Liu's IPP score is based on the performance of the accounts for which she provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).”
June 15, 2018

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454380 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.